Contingencies and Commitments	12 Months Ended
May 31, 2012
Contingencies and Commitments:
Contingencies and Commitments

NOTE 17 – CONTINGENCIES AND COMMITMENTS

Operating lease commitments

As of May 31, 2012, two PRC subsidiaries had arranged non-cancelable operating leases with third parties for their office premises.  The expected annual lease payments under these operating leases are as follows:

May 31,
2013	$18,175

Total	$18,175